LOANS (Details 11) - Loans receivable - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Change in loans to principal officers, directors and their affiliates during the period
Beginning balance	$ 766	$ 788
New loans	574
Repayments	(27)	(22)
Ending balance	$ 1,313	$ 766